Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2010
Prospectus

A special meeting of Environmental Portfolio shareholders was held on June 15, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect on July 1, 2010.

Effective July 1, 2010, Environmental Portfolio will be renamed Environment and Alternative Energy Portfolio and will compare its performance to the FTSE Environmental Opportunities & Alternative Energy Index.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 9.

  Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 9.

  Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup efforts or development of new technologies, and can be subject to risks associated with hazardous materials.

Effective July 1, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 10.

Anna Davydova (portfolio manager) has managed the fund since March 2010.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 13.

Steven Bullock (portfolio manager) has managed the fund since April 2010.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 21.

Environment and Alternative Energy Portfolio

The fund invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in alternative and renewable energy such as solar, wind, biofuels, hydropower, or geothermal power; energy efficiency and energy conservation products and services such as energy efficient home or building design and insulation, including heating and cooling, lighting, or appliances, as well as fuel efficient vehicles such as hybrid and electric cars; pollution reduction and prevention activities to control emissions; water infrastructure related to water distribution, water purification, the collection, treatment, or reclamation of wastewater, and other water storage and maintenance; and waste management and recycling activities such as the transportation, treatment, and disposal of hazardous or other wastes, transforming waste into energy and other recycling, and sanitation or filtration equipment or services.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 23.

The environment and alternative energy industries can be significantly affected by government regulations and subsidies, rapid technological change, and changes in the supply and demand for traditional energy sources. Changing political priorities and global supply and demand may also have a significant impact on the availability of funding for remedial cleanup efforts and for research, development, and adoption of new technologies. In addition, hazardous materials involved in environmental industries can present significant liability risk.

Effective July 1, 2010, the following information replaces the biographical information for Douglas Simmons and Anna Davydova found in the "Fund Management" section on page 30.

Anna Davydova is portfolio manager of Environment and Alternative Energy Portfolio, which she has managed since March 2010. Since joining Fidelity Investments in July 2005, Ms. Davydova has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Jonathan Kasen and Steven Bullock found in the "Fund Management" section on page 30.

Steven Bullock is manager of Industrial Equipment Portfolio, which he has managed since April 2010. Since joining Fidelity Investments in 2006, Mr. Bullock has worked as a research analyst and portfolio manager.

Effective July 1, 2010, the following information supplements similar information found under the heading "Additional Information about the Indexes" in the "Appendix" section on page 39.

FTSE Environmental Opportunities & Alternative Energy Index is a modified market capitalization-weighted index designed to measure the performance of the equity markets of securities derived from the FTSE Environmental Opportunities USA Index and the largest 50 non-U.S. companies in the FTSE Environmental Opportunities Renewable & Alternative Energy Index.

SELCI-10-03 June 21, 2010
1.911519.102

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Home Finance Portfolio (FSVLX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

A special meeting of Environmental Portfolio shareholders was held on June 15, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect July 1, 2010.

Effective July 1, 2010, Environmental Portfolio will be renamed Environment and Alternative Energy Portfolio. All references to the former name are replaced with the new name as appropriate.

Effective July 1, 2010, Anna Davydova will manage Environment and Alternative Energy Portfolio.

Effective July 1, 2010, the following replaces similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For each fund (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following supplements similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

SELB-10-04 June 21, 2010
1.475630.149

For Environment and Alternative Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the environment and alternative energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following replaces similar information under the heading "In addition, as a matter of fundamental Policy" in the "Investment Policies and Limitations" section on page 7.

Environment and Alternative Energy Portfolio invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Effective June 30, 2010, Jonathan Kasen will manage Energy Service Portfolio. Information with respect to Jonathan Kasen's holdings and other accounts managed will be updated when available.

Effective June 30, 2010, Jean Park will manage Leisure Portfolio. Information with respect to Jean Park's holdings and other accounts managed will be updated when available.

The following information supplements similar information found in the "Management Contracts" section beginning on page 56.

The following table provides information relating to other accounts managed by Mr. Sharaf as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 430	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($430 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Schuldt as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 534	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($534 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Bullock as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 165	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($165 (in millions) assets managed).

The following table provides information relating to other accounts managed by Peter Dixon as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 516	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($223 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2009
Mahmoud Sharaf	Chemicals Portfolio	None
Matthew Schuldt	Computers Portfolio	None
Steven Bullock	Industrial Equipment Portfolio	$10,001 - $50,000
Peter Dixon	Retailing Portfolio	None